Investments (tables)	12 Months Ended
Dec. 31, 2013
Investments disclosure
Amortized cost and fair value of investments in fixed maturities [Table Text Block]

		Gross Unrealized
	Amortized Cost			Fair Value
(at December 31, 2013, in millions)		Gains	Losses
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,288	$39	$12	$2,315
Obligations of states, municipalities and political subdivisions:
Pre-refunded	9,074	445	1	9,518
All other	25,414	991	361	26,044

Total obligations of states, municipalities and political subdivisions	34,488	1,436	362	35,562
Debt securities issued by foreign governments	2,552	33	8	2,577
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,263	179	18	2,424
All other corporate bonds	20,472	767	299	20,940
Redeemable preferred stock	133	6	1	138

Total	$62,196	$2,460	$700	$63,956

		Gross Unrealized
	Amortized Cost			Fair Value
(at December 31, 2012, in millions)		Gains	Losses
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,148	$75	$1	$2,222
Obligations of states, municipalities and political subdivisions:
Pre-refunded	8,458	567	—	9,025
All other	27,405	2,262	11	29,656

Total obligations of states, municipalities and political subdivisions	35,863	2,829	11	38,681
Debt securities issued by foreign governments	2,185	72	—	2,257
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,744	255	2	2,997
All other corporate bonds	17,863	1,360	20	19,203
Redeemable preferred stock	26	7	—	33

Total	$60,829	$4,598	$34	$65,393

Amortized cost and fair value of fixed maturities by contractual maturity [Table Text Block]

(at December 31, 2013, in millions)	Amortized Cost	Fair Value
Due in one year or less	$8,386	$8,525
Due after 1 year through 5 years	20,359	21,407
Due after 5 years through 10 years	17,225	17,579
Due after 10 years	13,963	14,021

	59,933	61,532
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,263	2,424

Total	$62,196	$63,956

Cost and fair value of investments in equity securities [Table Text Block]

		Gross Unrealized
				Fair Value
(at December 31, 2013, in millions)	Cost	Gains	Losses
Common stock	$385	$226	$1	$610
Non-redeemable preferred stock	301	34	2	333

Total	$686	$260	$3	$943

		Gross Unrealized
				Fair Value
(at December 31, 2012, in millions)	Cost	Gains	Losses
Common stock	$366	$148	$4	$510
Non-redeemable preferred stock	96	39	—	135

Total	$462	$187	$4	$645

Unrealized investment losses [Table Text Block]

	Less than 12 months		12 months or longer		Total
(at December 31, 2013, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$433	$12	$—	$—	$433	$12
Obligations of states, municipalities and political subdivisions	4,785	298	432	64	5,217	362
Debt securities issued by foreign governments	907	8	1	—	908	8
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	542	17	21	1	563	18
All other corporate bonds	6,887	253	421	46	7,308	299
Redeemable preferred stock	82	1	—	—	82	1

Total fixed maturities	13,636	589	875	111	14,511	700

Equity securities
Common stock	53	1	—	—	53	1
Non-redeemable preferred stock	147	2	—	—	147	2

Total equity securities	200	3	—	—	200	3

Total	$13,836	$592	$875	$111	$14,711	$703

	Less than 12 months		12 months or longer		Total
(at December 31, 2012, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$589	$1	$—	$—	$589	$1
Obligations of states, municipalities and political subdivisions	611	9	45	2	656	11
Debt securities issued by foreign governments	186	—	2	—	188	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	70	—	36	2	106	2
All other corporate bonds	1,097	13	89	7	1,186	20

Total fixed maturities	2,553	23	172	11	2,725	34

Equity securities
Common stock	40	4	—	—	40	4
Non-redeemable preferred stock	13	—	—	—	13	—

Total equity securities	53	4	—	—	53	4

Total	$2,606	$27	$172	$11	$2,778	$38

Securities continuously in an unrealized loss position of greater than 20% of amortized cost by length of time [Table Text Block]

	Period For Which Fair Value Is Less Than 80% of Amortized Cost
(in millions)	3 Months or Less	Greater Than 3 Months, 6 Months or Less	Greater Than 6 Months, 12 Months or Less	Greater Than 12 Months	Total
Fixed maturities
Mortgage-backed securities	$—	$—	$—	$—	$—
Other	7	3	1	3	14

Total fixed maturities	7	3	1	3	14
Equity securities	—	—	—	—	—

Total	$7	$3	$1	$3	$14

Impairment charges included in net realized investment gains [Table Text Block]

(for the year ended December 31, in millions)	2013	2012	2011
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$—	$—	$—
Obligations of states, municipalities and political subdivisions	—	—	—
Debt securities issued by foreign governments	—	—	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2	4	13
All other corporate bonds	3	4	5
Redeemable preferred stock	—	—	—

Total fixed maturities	5	8	18

Equity securities
Common stock	5	3	6
Non-redeemable preferred stock	—	1	—

Total equity securities	5	4	6

Other investments	5	3	1

Total	$15	$15	$25

Roll-forward of the credit component of other-than-temporary impairments on fixed maturities recognized in the consolidated statement of income for which a portion of the other-than-temporary impairment was recognized in other comprehensive income [Table Text Block]

Year ended December 31, 2013 (in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$55	$—	$2	$—	$(4)	$53
All other corporate bonds	72	3	—	(7)	(3)	65

Total fixed maturities	$127	$3	$2	$(7)	$(7)	$118

Year ended December 31, 2012 (in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$54	$—	$4	$(1)	$(2)	$55
All other corporate bonds	72	—	4	—	(4)	72

Total fixed maturities	$126	$—	$8	$(1)	$(6)	$127

Net investment income [Table Text Block]

(for the year ended December 31, in millions)	2013	2012	2011
Gross investment income
Fixed maturities	$2,310	$2,439	$2,543
Equity securities	31	28	29
Short-term securities	11	10	12
Real estate	37	34	34
Other investments	364	414	292

Gross investment income	2,753	2,925	2,910
Investment expenses	37	36	31

Net investment income	$2,716	$2,889	$2,879

Changes in net unrealized investment gains [Table Text Block]

(at and for the year ended December 31, in millions)	2013	2012	2011
Changes in net unrealized investment gains
Fixed maturities	$(2,804)	$326	$1,588
Equity securities	74	38	(2)
Other investments	(1)	(2)	(14)

Change in net pretax unrealized gains on investment securities	(2,731)	362	1,572
Related tax expense (benefit)	(950)	130	560

Change in net unrealized gains on investment securities	(1,781)	232	1,012
Balance, beginning of year	3,103	2,871	1,859

Balance, end of year	$1,322	$3,103	$2,871